Investments - Summary of Principal Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
LumiraDx Brazil Holdings Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Brazil Holdings Limited
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Holding Company
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Healthcare Ltda
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Healthcare Ltda
COUNTRY OF INCORPORATION AND RESIDENCE		Brazil
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		98.00%	98.00%
LumiraDx Colombia Holdings Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Colombia Holdings Limited
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Holding Company
PROPORTION OF EQUITY SHARES HELD BY COMPANY		81.00%	81.00%
Lumira SAS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		Lumira SAS
COUNTRY OF INCORPORATION AND RESIDENCE		Colombia
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY	[1]	100.00%	100.00%
LumiraDx SAS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx SAS
COUNTRY OF INCORPORATION AND RESIDENCE		France
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx GmbH
COUNTRY OF INCORPORATION AND RESIDENCE		Germany
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx AB
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx AB
COUNTRY OF INCORPORATION AND RESIDENCE		Sweden
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx UK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx UK Limited
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Manufacture and distribution of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LKM Innovations Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LKM Innovations Limited
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Research and development
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Ltd.
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Group Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Group Limited
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Holding Company
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx International Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx International Limited
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Holding Company
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Investment Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Investment Limited
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Holding Company
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Care Solutions UK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Care Solutions UK Limited
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Healthcare IT and services
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx, Inc
COUNTRY OF INCORPORATION AND RESIDENCE		United States
NATURE OF BUSINESS		Research and development and distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
ACS Acquisition LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		ACS Acquisition LLC
COUNTRY OF INCORPORATION AND RESIDENCE		United States
NATURE OF BUSINESS		Healthcare IT and services
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Healthcare LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Healthcare LLC
COUNTRY OF INCORPORATION AND RESIDENCE		United States
NATURE OF BUSINESS		Healthcare IT and services
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
Biomedical Service S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		Biomedical Service S.r.l.
COUNTRY OF INCORPORATION AND RESIDENCE		Italy
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx AS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx AS
COUNTRY OF INCORPORATION AND RESIDENCE		Norway
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx GmbH
COUNTRY OF INCORPORATION AND RESIDENCE		Austria
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx GmbH
COUNTRY OF INCORPORATION AND RESIDENCE		Switzerland
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Japan Co. Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Japan Co. Ltd.
COUNTRY OF INCORPORATION AND RESIDENCE		Japan
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Oy
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Oy
COUNTRY OF INCORPORATION AND RESIDENCE		Finland
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx A/S
COUNTRY OF INCORPORATION AND RESIDENCE		Denmark
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Healthcare S.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Healthcare S.L.
COUNTRY OF INCORPORATION AND RESIDENCE		Spain
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
SureSensors Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		SureSensors Ltd.
COUNTRY OF INCORPORATION AND RESIDENCE		United Kingdom
NATURE OF BUSINESS		Developer and manufacturer of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx (Pty) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx (Pty) Limited
COUNTRY OF INCORPORATION AND RESIDENCE		South Africa
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx B.V.
COUNTRY OF INCORPORATION AND RESIDENCE		Netherlands
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Benelux B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Benelux B.V.
COUNTRY OF INCORPORATION AND RESIDENCE		Netherlands
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Limited
COUNTRY OF INCORPORATION AND RESIDENCE		Ireland
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
LumiraDx Healthcare Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		LumiraDx Healthcare Private Limited
COUNTRY OF INCORPORATION AND RESIDENCE		India
NATURE OF BUSINESS		Distributor of medical diagnostics
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%
CA Healthcare Acquisition Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
NAME		CA Healthcare Acquisition Corp.
COUNTRY OF INCORPORATION AND RESIDENCE		United States
NATURE OF BUSINESS		Holding Company
PROPORTION OF EQUITY SHARES HELD BY COMPANY		100.00%	100.00%

[1]	LumiraDx Colombia Holdings Limited holds 100% of the equity shares of LumiraDx SAS